Financial liabilities at fair value through profit or loss (Tables)	6 Months Ended
Jun. 30, 2025
Financial liabilities at fair value through profit or loss [abstract]
Summary of financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss
in EUR million	30 June 2025	31 December 2024
Trading liabilities	26,387	35,255
Non-trading derivatives	2,499	2,101
Designated at fair value through profit or loss	64,637	49,543
	93,524	86,900